Bank Borrowings - Schedule of Currency Analysis of Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Currency Analysis of Bank Borrowings [Line Items]
Total	$ 292,142	$ 282,973
Non-current	208,910	219,434
Current	83,232	63,539
Hong Kong dollars [Member]
Schedule of Currency Analysis of Bank Borrowings [Line Items]
Secured borrowings	50,046	50,135
United States dollars [Member]
Schedule of Currency Analysis of Bank Borrowings [Line Items]
Secured borrowings	73,835	44,163
Unsecured borrowings		30,184
Singapore dollars [Member]
Schedule of Currency Analysis of Bank Borrowings [Line Items]
Secured borrowings	168,248	158,466
British Pound [Member]
Schedule of Currency Analysis of Bank Borrowings [Line Items]
Unsecured borrowings	$ 13	$ 25